Restructuring, Impairment, and Plant Closing and Transition Costs (Tables)	6 Months Ended
Jun. 30, 2021
Restructuring and Related Activities [Abstract]
Schedule of accrued restructuring, impairment and plant closing costs by type of cost and initiative
As of June 30, 2021 and December 31, 2020, accrued restructuring and plant closing and transition costs by type of cost and year of initiative consisted of the following:

	Workforce reductions(1)	Other restructuring costs	Total(2)
Accrued liabilities as of December 31, 2020	$18	$1	$19
2021 charges for 2017 and prior initiatives	—	2	2
2021 charges for 2018 initiatives	1	2	3
2021 charges for 2020 initiatives	14	1	15
2021 payments for 2017 and prior initiatives	(1)	(2)	(3)
2021 payments for 2018 initiatives	(2)	(2)	(4)
2021 payments for 2020 initiatives	—	(1)	(1)
Foreign currency effect on liability balance	(1)	—	(1)
Accrued liabilities as of June 30, 2021	$29	$1	$30

(1)The total workforce reduction reserves of $29 million relate to the termination of 197 positions, of which 7 positions have been terminated but require future payment as of June 30, 2021.
(2)Accrued liabilities remaining at June 30, 2021 and December 31, 2020 by year of initiatives were as follows:

	June 30, 2021	December 31, 2020
2017 initiatives and prior	$3	$4
2018 initiatives	4	5
2020 initiatives	23	10
Total	$30	$19

Schedule of accrued liabilities by year of initiatives	Accrued liabilities remaining at June 30, 2021 and December 31, 2020 by year of initiatives were as follows:

	June 30, 2021	December 31, 2020
2017 initiatives and prior	$3	$4
2018 initiatives	4	5
2020 initiatives	23	10
Total	$30	$19

Schedule of details with respect to reserves for restructuring, impairment and plant closing costs, provided by segment and initiative	Details with respect to our reserves for restructuring, impairment and plant closing and transition costs are provided below by segment and initiative:

	Titanium Dioxide	Performance Additives	Total
Accrued liabilities as of December 31, 2020	$18	$1	$19
2021 charges for 2017 and prior initiatives	2	—	2
2021 charges for 2018 initiatives	3	—	3
2021 charges for 2020 initiatives	15	—	15
2021 payments for 2017 and prior initiatives	(3)	—	(3)
2021 payments for 2018 initiatives	(4)	—	(4)
2021 payments for 2020 initiatives	(1)	—	(1)
Foreign currency effect on liability balance	(1)	—	(1)
Accrued liabilities as of June 30, 2021	$29	$1	$30
Current portion of restructuring reserves	$21	$1	$22
Long-term portion of restructuring reserve	$8	$—	$8

Schedule of cash and noncash restructuring charges by initiative	Details with respect to major cost type of restructuring charges and other plant closure costs for the three and six months ended June 30, 2021 and 2020 by initiative are provided below:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Cash charges	$6	$4	$20	$10
Accelerated depreciation	—	1	—	2
Other plant closure costs	5	—	5	—
Total Restructuring, Impairment and Plant Closing and Transition Costs	$11	$5	$25	$12